Consolidated Statements of Operations - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Revenues:
Revenues	$ 5,009,728	$ 5,358,656	$ 5,048,906
Interest expense	89,249	87,177	101,202
Net revenues	3,764,034	3,892,976	4,077,445
Expenses:
Compensation and benefits	1,862,782	1,824,891	1,950,935
Cost of sales	307,071	319,641	280,952
Floor brokerage and clearing fees	184,210	223,140	174,506
Interest expense	89,249	87,177	101,202
Depreciation and amortization	120,317	152,871	110,395
Selling, general and other expenses	961,328	1,009,643	778,052
Total expenses	3,524,957	3,617,363	3,396,042
Income from continuing operations before income taxes and income (loss) related to associated companies	239,077	275,613	681,403
Income (loss) related to associated companies	57,023	202,995	(74,901)
Income from continuing operations before income taxes	296,100	478,608	606,502
Income tax provision (benefit)	19,008	(483,955)	642,286
Income (loss) from continuing operations	277,092	962,563	(35,784)
Income from discontinued operations, net of income tax provision of $0, $47,045 and $118,681	130,063	0	288,631
Gain on disposal of discontinued operations, net of income tax provision of $0, $229,553 and $0	643,921	0	0
Net income	1,051,076	962,563	252,847
Net loss attributable to the noncontrolling interests	12,975	1,847	3,455
Net (income) loss attributable to the redeemable noncontrolling interests	(37,263)	286	(84,576)
Preferred stock dividends	(4,470)	(5,103)	(4,375)
Net income attributable to Jefferies Financial Group Inc. common shareholders	$ 1,022,318	$ 959,593	$ 167,351
Basic earnings (loss) per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income (loss) from continuing operations (USD per share)	$ 0.82	$ 3.07	$ (0.10)
Income from discontinued operations (USD per share)	0.27	0	0.55
Gain on disposal of discontinued operations (USD per share)	1.84	0	0
Net income (USD per share)	2.93	3.07	0.45
Diluted earnings (loss) per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income (loss) from continuing operations (USD per share)	0.81	3.03	(0.10)
Income from discontinued operations (USD per share)	0.26	0	0.55
Gain on disposal of discontinued operations (USD per share)	1.83	0	0
Net income (USD per share)	$ 2.90	$ 3.03	$ 0.45
Amounts attributable to Jefferies Financial Group Inc. common shareholders:
Income (loss) from continuing operations, net of taxes	$ 285,475	$ 959,593	$ (36,003)
Income from discontinued operations, net of taxes	92,922	0	203,354
Gain on disposal of discontinued operations, net of taxes	643,921	0	0
Net income attributable to Jefferies Financial Group Inc. common shareholders	1,022,318	959,593	167,351
Commissions and other fees
Revenues:
Revenues	662,546	675,772	617,020
Principal transactions
Revenues:
Revenues	232,224	559,300	923,418
Investment banking
Revenues:
Revenues	1,904,870	1,526,992	1,764,285
Interest income
Revenues:
Revenues	1,294,325	1,603,940	993,198
Manufacturing revenues
Revenues:
Revenues	357,427	324,659	326,197
Other
Revenues:
Revenues	558,336	667,993	424,788
Jefferies Group
Revenues:
Interest expense	1,245,694	1,465,680	971,461
Expenses:
Interest expense	$ 1,245,694	$ 1,465,680	$ 971,461